Borrowings	12 Months Ended
Dec. 31, 2023
Borrowings.
Borrowings

16. Borrowings

			As of December 31,
			2023	2022
	Stated		Amount, incl.	Amount, incl.
	interest		accrued	accrued
(in thousands)	rate	Maturity	interest	interest
Innovation Credit	10.0%	9/30/2025	$5,282	$4,640

Current			$5,282	$4,640
Non-current			$—	$—

In 2019, the Company applied for and received a $5.5 million Innovation Credit (the “Credit”) from Rijksdienst voor Ondernemend Nederland (RVO). The Credit contributed to the development of LAVA-051, and certain assets of that project are pledged as a guarantee.

Borrowings under the Credit bear interest at 10.0% and were received in quarterly installments, based on the level of the underlying cost base of the project in each period. The initial repayment of principal and accrued interest is due on September 30, 2025.

As of December 31, 2023 and 2022, the Company had $5.3 million and $4.6 million, respectively in borrowings under the Credit, all of which was classified as short-term, and includes accrued interest.

The Credit contains customary limitations on the Company and its shareholders, including its shareholders not being permitted to subtract assets (including cash) by means of dividend, interest, or repayment of loans as long as the Credit has not been repaid in full. The Company filed a progress report after each of the first four reporting periods: March 2020, December 2020, December 2021, October 2022. In April 2023, the reporting dates for the last 3 reporting periods were extended with 18 months.

In June 2023, the Company announced the discontinuance of the LAVA-051 program. This discontinuance ended the receipt of future installments. The Company is currently preparing the required Project Settlement Report because of the discontinuance of the LAVA-051 program and expect RVO to make their decision on repayment of the Innovation Credit in the second half of 2024. As a result the Company has classified the Innovation Credit as a current liability.

As of December 31, 2023, the Company was in compliance with all of the terms of the Credit.

Interest expense incurred from the Credit during the years ended December 31, 2023, 2022 and 2021 were $0.5 million, $0.4 million and $0.3 million, respectively.